Restriction on Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Restriction on Stockholders' Equity [Abstract]
Restriction on Stockholders' Equity
Note 17.	Restriction on Stockholders' Equity

In 1996, the Company completed a Plan of Conversion and Reorganization, whereby the Company became a publicly traded Iowa corporation, and the previous mutual organization ceased to exist.  The Plan provided that when the conversion was completed, a “Liquidation Account” would be established in an amount equal to the amount of any dividends waived by the previous mutual holding company (totaling approximately $1,897,000), plus 65.5% of the Bank's total stockholders' equity, as reflected in its latest statement of financial condition in the final prospectus utilized in the conversion.  The Liquidation Account is established to provide a limited priority claim to the assets of the Bank to qualifying depositors as of specified dates (Eligible Account Holders and Supplemental Eligible Account Holders) who continue to maintain deposits in the Bank after the conversion.  In the unlikely event of a complete liquidation of the Bank, and only in such an event, Eligible Account Holders and Supplemental Eligible Account Holders would receive from the Liquidation Account a liquidation distribution based on their proportionate share of the then total remaining qualifying deposits.